INCOME AND SOCIAL CONTRIBUTION TAXES - Rollforward of deferred tax assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Rollforward of net balance of deferred income tax
Opening balance	R$ 533,836	R$ 3,985,297
Tax loss	(413,137)	2,872
Negative tax basis of social contribution	(149,887)	11,780
(Reversal of) provision for judicial liabilities	715	55,562
Reversal of operating provisions and other losses	93,545	215,779
Exchange rate variation	5,000,881	(1,913,350)
Derivative gains ("MtM")	2,908,925	(668,926)
Amortization of fair value adjustment on business combinations	193	2,219
Unrealized profit on inventories	387,579	(211,474)
Leases	250,834	(8,728)
Goodwill - tax benefit on unamortized goodwill	(288,233)	(278,551)
Property, plant and equipment - deemed cost	70,600	79,866
Accelerated tax depreciation	66,217	70,140
Borrowing cost	(307,419)	(429,229)
Fair value of biological assets	(201,663)	(412,158)
Credits on exclusion of ICMS from the PIS/COFINS tax base	12,763	43,430
Other temporary differences	5,670	(10,693)
Closing balance	R$ 7,971,419	R$ 533,836